Note 8 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Future tax credits	$ 5,884	$ 5,581
Inventory valuation	2,204	163
Restructuring reserve	0	220
Employee benefits	2,063	2,219
Insurance	685	616
Other comprehensive loss	6,511	26,562
Interest	4	24
Prepaid revenue	463	565
Other	815	186
Equity investment basis difference	1,589	0
Net operating loss and other tax attribute carryovers	85	2,233
Total assets	20,303	38,369
Property basis and depreciation difference	17,975	12,664
Intangibles	33	208
Equity investment basis difference	0	1,239
Right of use assets	4,371	4,373
Pension	21,556	7,540
Total liabilities	43,935	26,024
Valuation allowance - non-current	4,674	4,473
Net deferred income tax liability	$ (28,306)
Net deferred income tax asset		$ 7,872